Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data Tables [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
	Quarter Ended 2011
	Mar 31	June 30	Sept 30	Dec 31(1)

	(in millions, except per share data)
Revenue	$4,156	$4,435	$4,307	$4,230
Gross margin	993	992	1,010	1,075
Income from continuing operations, net of tax (2)	490	436	203	405
Discontinued operations, net of tax	(7)	(9)	(28)	40
Net income	$483	$427	$175	$445
Net income (loss) attributable to The AES Corporation	$224	$174	$(131)	$(209)

Basic income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.30	$0.24	$(0.09)	$0.12
Discontinued operations attributable to
The AES Corporation, net of tax	(0.02)	(0.02)	(0.08)	(0.39)
Basic income (loss) per share attributable to
The AES Corporation	$0.28	$0.22	$(0.17)	$(0.27)

Diluted income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.30	$0.24	$(0.09)	$0.12
Discontinued operations attributable to
The AES Corporation, net of tax	(0.02)	(0.02)	(0.08)	(0.39)
Diluted income (loss) per share attributable to
The AES Corporation	$0.28	$0.22	$(0.17)	$(0.27)

	Quarter Ended 2010
	Mar 31	June 30	Sept 30	Dec 31

	(in millions, except per share data)
Revenue	$3,805	$3,803	$3,885	$4,192
Gross margin	943	976	944	1,008
Income from continuing operations, net of tax (3)	379	423	281	378
Discontinued operations, net of tax	23	6	116	(547)
Net income	$402	$429	$397	$(169)
Net income (loss) attributable to The AES Corporation	$187	$144	$114	$(436)

Basic income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.25	$0.19	$0.04	$0.15
Discontinued operations attributable to
The AES Corporation, net of tax	0.02	(0.01)	0.10	(0.70)
Basic income (loss) per share attributable to
The AES Corporation	$0.27	$0.18	$0.14	$(0.55)

Diluted income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.25	$0.19	$0.04	$0.15
Discontinued operations attributable to
The AES Corporation, net of tax	0.02	(0.01)	0.10	(0.70)
Diluted income (loss) per share attributable to
The AES Corporation	$0.27	$0.18	$0.14	$(0.55)